Segment information (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplier A
Supplier accounting for more than 5% of Group's purchases	32	26	42
Supplier B
Supplier accounting for more than 5% of Group's purchases	18	36	23
Supplier C
Supplier accounting for more than 5% of Group's purchases	13	8	7
Supplier D
Supplier accounting for more than 5% of Group's purchases	6	5	5